EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Balance at beginning of year	$ 1,273	$ 541
Acquisitions through business combinations	(5)	847
Additions	446	25
Dispositions	(30)	(162)
Share of net income	57	114	$ 10
Share of other comprehensive income	6	0
Distributions received	(41)	(62)
Foreign currency translation	(16)	(30)
Balance at end of period	$ 1,690	$ 1,273	$ 541